JPMorgan Short Duration Bond Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
BLOOMBERG 1-3 YEAR US GOVERNMENT/CREDIT BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.35%	1.97%	2.09%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.93%	1.68%	1.88%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	3.75%	1.64%	1.70%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	5.57%	2.40%	2.37%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.77%	1.25%	1.44%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.27%	1.33%	1.41%